Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)		$ 141,906	$ (43,630)
Items that will remain permanently in other comprehensive loss:
Changes in fair value of investments in equity securities, net of $nil tax		123	(22)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Currency translation adjustment, net of tax	[1]	(475)	(1,859)
Total other comprehensive loss		(352)	(1,881)
Comprehensive income (loss)		$ 141,554	$ (45,511)

[1]	For the year ended December 31, 2024, the currency translation adjustment is net of tax expense of $0.9 million (2023 - $2.2 million).